Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and receivables [Abstract]
Summary of trade and other receivables
Amounts falling due within one year:

	30 June 2022	31 December 2021
	£m	£m
Trade receivables (net of loss allowance)	6,491.7	6,600.5
Work in progress	343.8	254.0
VAT and sales taxes recoverable	398.8	350.3
Prepayments	295.0	215.3
Accrued income	3,516.4	3,435.7
Fair value of derivatives	2.2	2.5
Other debtors	668.2	504.0
	11,716.1	11,362.3
Amounts falling due after more than one year:

	30 June 2022	31 December 2021
	£m	£m
Fair value of derivatives	—	0.5
Prepayments and other debtors	198.2	152.1
	198.2	152.6